Events after the reporting date	12 Months Ended
Dec. 31, 2024
Events after the reporting date [Abstract]
Events after the reporting date
21. Events after the reporting date

In 2025, the Group received net cash proceeds of $139.8 million from a public offering of ordinary shares.

There were no other events after the reporting date requiring disclosure in the Group’s consolidated financial statements.